Earnings Per Share - Computation of Basic and Diluted Earnings Per Share (Parenthetical) (Detail)	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Earnings Per Share [Abstract]
Interest rate on convertible senior notes	0.50%	0.50%	0.50%